Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price High Yield Fund, Inc.
Prospectus Date	rr_ProspectusDate	Oct. 01, 2018
T. Rowe Price High Yield Fund, Inc.
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	T. Rowe Price<br/>High Yield Fund<br/><br/>Investor Class<br/><br/>I Class<br/><br/>Advisor Class<br/><br/>SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks high current income and,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	secondarily, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Fees and Expenses of the Fund<br/><br/>Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses<br/>(expenses that you pay each year as a<br/>percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 62.7% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.70%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks, and Performance<br/><br/>Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in a widely diversified portfolio of high yield corporate bonds, often called “junk” bonds, as well as income-producing convertible securities and preferred stocks that are rated below investment grade or not rated by any major credit rating agency but deemed to be below investment grade by T. Rowe Price. If a holding is split rated (i.e., rated investment grade by at least one rating agency and below investment grade by another rating agency), the lower rating will be used for purposes of the fund’s 80% investment policy. High yield bonds are rated below investment grade (BB and lower, or an equivalent rating), and tend to provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High yield bond issuers include small or relatively new companies lacking the history or capital to merit investment grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

While high yield corporate bonds are typically issued with a fixed interest rate, bank loans have floating interest rates that reset periodically (typically quarterly or monthly). Bank loans represent amounts borrowed by companies or other entities from banks and other lenders. In many cases, the borrowing companies have significantly more debt than equity and the loans have been issued in connection with recapitalizations, acquisitions, leveraged buyouts, or refinancings. The loans held by the fund may be senior or subordinate obligations of the borrower. The fund may invest up to 15% of its total assets in bank loans.

The fund may purchase securities of any maturity and its weighted average maturity will vary with market conditions. In selecting investments, the fund relies extensively on T. Rowe Price credit research analysts. The fund intends to focus primarily on the higher-quality range (BB and B, or an equivalent rating) of the high yield market.

While most assets will typically be invested in U.S. dollar-denominated bonds, the fund may also invest in bonds of foreign issuers (including securities of issuers in emerging markets). The fund may invest up to 20% of its total assets in non-U.S. dollar-denominated securities and may invest without limitation in U.S. dollar-denominated bonds of foreign issuers. The fund may also use forward currency exchange contracts, credit default swaps, and index options in keeping with the fund’s objective. Forward currency exchange contracts would typically be used to protect the fund’s foreign bond holdings from adverse currency movements relative to the U.S. dollar. Credit default swaps would generally be used to protect the value of certain portfolio holdings or to manage the fund’s overall exposure to changes in credit quality. Index options would typically be used to efficiently access or adjust exposure to certain market segments and to generate additional income.

		The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, to shift assets into and out of higher-yielding instruments, or to reduce its exposure to certain instruments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management risks The investment adviser’s judgments about the attractiveness, value, or potential appreciation of the fund’s investments may prove to be incorrect. The fund could underperform in comparison to other funds with a similar benchmark or similar objectives and investment strategies if the fund’s overall investment selections or strategies fail to produce the intended results.

Fixed income markets risks Economic and other market developments can adversely affect fixed income securities markets. At times, participants in these markets may develop concerns about the ability of certain issuers of debt instruments to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt instruments to facilitate an orderly market. Those concerns could cause increased volatility and reduced liquidity in particular securities or in the overall fixed income markets and the related derivatives markets. A lack of liquidity or other adverse credit market conditions may hamper the fund’s ability to sell the debt instruments in which it invests or to find and purchase suitable debt instruments.

Credit risks An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (a failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation.

Junk investing risks The fund is exposed to greater credit risk and volatility than other bond funds. High yield bond issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.

Interest rate risks The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk. In recent years, the U.S. and many global markets have experienced historically low interest rates. However, interest rates have begun to rise and may continue doing so, increasing the exposure of bond investors such as the fund to the risks associated with rising interest rates.

While a rise in interest rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.

Liquidity risks The fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Bank loan risks To the extent the fund invests in bank loans, it is exposed to additional risks beyond those normally associated with more traditional debt instruments. The fund’s ability to receive payments in connection with the loan depends primarily on the financial condition of the borrower and whether or not a loan is secured by collateral, although there is no assurance that the collateral securing a loan will be sufficient to satisfy the loan obligation. In addition, bank loans often have contractual restrictions on resale, which can delay the sale and adversely impact the sale price. Transactions involving bank loans may have significantly longer settlement periods than more traditional investments (settlement can take longer than 7 days) and often involve borrowers whose financial condition is troubled or highly leveraged, which increases the risk that the fund may not receive its proceeds in a timely manner or that the fund may incur losses in order to pay redemption proceeds to its shareholders. In addition, loans are not registered under the federal securities laws like stocks and bonds, so investors in loans have less protection against improper practices than investors in registered securities.

Foreign investing risks The fund’s investments in foreign holdings may be adversely affected by local, political, social, and economic conditions overseas, greater volatility, reduced liquidity, or decreases in foreign currency values relative to the U.S. dollar. These risks are heightened for the fund’s investments in emerging markets, which are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.

Convertible securities and preferred stock risks Investments in convertible securities and preferred stocks subject the fund to risks associated with both equity and fixed income securities, depending on the price of the underlying security and the conversion price. Stocks generally fluctuate in value more than bonds and tend to move in cycles, with periods of rising and falling prices. The value of a stock may decline due to general weakness in the stock market or because of factors that affect a particular company or industry. A convertible security may be called back by the issuer prior to maturity at a price that is disadvantageous to the fund. In addition, convertible securities are typically issued by smaller-capitalized companies whose stock prices are more volatile than companies that have access to more conventional means of raising capital. Preferred stock holders would be paid after corporate bondholders, but before common stockholders, in the event a company fails.

		Derivatives risks The fund uses derivatives including forward currency exchange contracts, credit default swaps, and index options and is therefore exposed to additional volatility in comparison to investing directly in bonds and other debt instruments. These instruments can be illiquid and difficult to value, may involve leverage so that small changes produce disproportionate losses for the fund and, if not traded on an exchange, are subject to the risk that a counterparty to the transaction will fail to meet its obligations under the derivatives contract. The fund’s principal use of derivatives involves the risk that the value of an underlying index or security, anticipated changes in currency values, currency exchange rates, interest rates, or the creditworthiness of an issuer will not be accurately predicted, which could significantly harm the fund’s performance. Changes in regulations could significantly impact the fund’s ability to invest in specific types of derivatives, which could limit the fund’s ability to employ certain strategies that use derivatives.
Risk Lose Money [Text]	rr_RiskLoseMoney	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

		The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. <br/><br/>The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses. <br/><br/>The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	High Yield Fund<br/>Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/09	19.53%	Worst Quarter	12/31/08	-18.45%
		The fund’s return for the six months ended 6/30/18 was -1.09%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/><br/>Periods ended<br/>December 31, 2017
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

		In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price High Yield Fund, Inc. | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee	$ 20	[1]
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.14%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.73%
1 year	rr_ExpenseExampleYear01	$ 75
3 years	rr_ExpenseExampleYear03	233
5 years	rr_ExpenseExampleYear05	406
10 years	rr_ExpenseExampleYear10	$ 906
2008	rr_AnnualReturn2008	(24.45%)
2009	rr_AnnualReturn2009	49.14%
2010	rr_AnnualReturn2010	14.37%
2011	rr_AnnualReturn2011	3.20%
2012	rr_AnnualReturn2012	15.21%
2013	rr_AnnualReturn2013	9.07%
2014	rr_AnnualReturn2014	2.00%
2015	rr_AnnualReturn2015	(3.23%)
2016	rr_AnnualReturn2016	14.49%
2017	rr_AnnualReturn2017	7.37%
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund’s return for the six months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2018
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(1.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.45%)
1 Year	rr_AverageAnnualReturnYear01	7.37%
5 Years	rr_AverageAnnualReturnYear05	5.76%
10 Years	rr_AverageAnnualReturnYear10	7.32%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1984
T. Rowe Price High Yield Fund, Inc. | I Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.02%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.61%
1 year	rr_ExpenseExampleYear01	$ 62
3 years	rr_ExpenseExampleYear03	195
5 years	rr_ExpenseExampleYear05	340
10 years	rr_ExpenseExampleYear10	$ 762
1 Year	rr_AverageAnnualReturnYear01	7.50%
5 Years	rr_AverageAnnualReturnYear05
10 Years	rr_AverageAnnualReturnYear10
Since inception	rr_AverageAnnualReturnSinceInception	7.56%
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
T. Rowe Price High Yield Fund, Inc. | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)	rr_RedemptionFeeOverRedemption	2.00%
Maximum account fee	rr_MaximumAccountFee
Management fees	rr_ManagementFeesOverAssets	0.59%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.17%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.01%
1 year	rr_ExpenseExampleYear01	$ 103
3 years	rr_ExpenseExampleYear03	322
5 years	rr_ExpenseExampleYear05	558
10 years	rr_ExpenseExampleYear10	$ 1,236
1 Year	rr_AverageAnnualReturnYear01	6.98%
5 Years	rr_AverageAnnualReturnYear05	5.49%
10 Years	rr_AverageAnnualReturnYear10	7.07%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2000
T. Rowe Price High Yield Fund, Inc. | Returns after taxes on distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.86%
5 Years	rr_AverageAnnualReturnYear05	2.99%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1984
T. Rowe Price High Yield Fund, Inc. | Returns after taxes on distributions and sale of fund shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.15%
5 Years	rr_AverageAnnualReturnYear05	3.13%
10 Years	rr_AverageAnnualReturnYear10	4.45%
Since inception	rr_AverageAnnualReturnSinceInception
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 1984
T. Rowe Price High Yield Fund, Inc. | Credit Suisse High Yield Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.03%
5 Years	rr_AverageAnnualReturnYear05	5.72%
10 Years	rr_AverageAnnualReturnYear10	7.61%
Since inception	rr_AverageAnnualReturnSinceInception	8.26%	[2]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2015
T. Rowe Price High Yield Fund, Inc. | Lipper High Yield Funds Average
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.58%
5 Years	rr_AverageAnnualReturnYear05	4.63%
10 Years	rr_AverageAnnualReturnYear10	6.42%
Since inception	rr_AverageAnnualReturnSinceInception	6.37%	[3]
Inception date	rr_AverageAnnualReturnInceptionDate	Aug. 31, 2015

[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	Return since 8/28/15.
[3]	Return since 8/31/15.